Acquisition of Apple Bidco Limited - Schedule of Net Purchase Price (Parenthetical) (Detail) - $ / shares		12 Months Ended
	Feb. 28, 2020	Dec. 31, 2020
Fairfax Financial Holdings Limited [Member]
Business Acquisition [Line Items]
Warrants outstanding term		5 years
Warrants to purchase common shares		5,000,000
Warrants outstanding exercise price		$ 13.00
APR Energy [Member]
Business Acquisition [Line Items]
Shares issued	29,891,266
Shares reserved for future issuance	6,664,270
Shares forfeited		577,139
Common shares previously issued		1,849,641
Shares permanently forfeited for post closing purchase price adjustments		1,122,290
Treasury shares		727,351
Common shares released from holdback		318,637